Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Premium income	€ 13,192	€ 13,731	[1]	€ 14,105	[1]
Dividend income	1,504	1,327	[1]	1,397	[1]
Other income	378	49	[1]	62	[1]
Interest charges and related fees	329	246	[1]	405	[1]
Other charges	5	(101)	[1]	(104)	[1]
Segment total [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Result before tax from continuing operations	(1,543)	1,164		(958)
Result before tax from discontinued operations	2,396	1,237		594
Impairment loss on remeasurement of disposal group	(1,775)
Result before tax from continuing operations and discontinued operations	(922)	2,400		(364)
Elimination of share in earnings of joint ventures and associates	40	(42)		(31)
Premium income	(1)	5		(4)
Rental income	76	71		68
Dividend income	(2)	(76)		40
Fee and commission income	(41)	(30)		5
Recovered claims and benefits		31		143
Change in valuation of reinsurance ceded	208	43		(86)
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	1,234	4		421
Net fair value change on borrowings and other financial liabilities	(5)	13		(2)
Realized gains and losses on financial investments	718	(463)		(132)
Gains and (losses) on investments in real estate	51	(253)		(74)
Net fair value change of derivatives	465	471		(613)
Other income	(401)	(77)		(68)
Benefits and claims paid life	14	217
Change in valuation of liabilities for insurance contracts	(1,937)	(994)		1,422
Change in valuation of liabilities for investment contracts	(9)	8		7
Policyholder claims and benefits - Other	(20)	(38)		(19)
Commissions and expenses	651	715		450
Impairment (charges) reversals	34	(53)		318
Interest charges and related fees				82
Other charges	1,764	37		150
Results of CEE businesses which were previously reported in operating results		(85)
Operating result	€ 1,918	€ 1,906		€ 1,710

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.